REGULATORY CAPITAL (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2014
Dividends Waived	$ 1.9
Residential Real Estate One To Four Family [Member]
Tier One Leverage Capital to Average Assets	4.00%
Tier One Risk Based Capital to Risk Weighted Assets	8.00%
Capital to Risk Weighted Assets	50.00%